ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Interest expense	$ 37,056	$ 52,700
Vessel operating expenses	7,688	3,974
Administrative expenses	6,135	2,194
Current tax payable	396	226
Accrued expenses	$ 51,275	$ 59,094